Convertible preferred shares	12 Months Ended
Dec. 31, 2023
Convertible preferred shares
Convertible preferred shares

22. Convertible preferred shares

Before the completion of the Company’s IPO, a series of convertible preferred shares issued by the Company were classified in the mezzanine equity of the consolidated balance sheets as they were considered as contingently redeemable upon a deemed liquidation event in accordance with ASC 480 10 S99 3A (f). In July 2021, upon the completion of the Company’s IPO, all the issued and outstanding preferred shares were automatically converted into ordinary shares based on pre-determined conversion prices.

The movement of convertible preferred shares for the years ended December 31, 2021, 2022 and 2023 is as follows:

Total
	number of	Total
	shares	amount
RMB
Balance as of January, 2021	816,245,752	189,838,979
Conversion of preferred shares to ordinary shares	(816,245,752)	(189,838,979)
Balance as of December 31, 2021	—	—
Balance as of December 31, 2022	—	—
Balance as of December 31, 2023	—	—